UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.              REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P Mid Cap 400® Index Fund (Institutional and Initial Class)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2015

Sector	Percentage of Fund Investments
Financial	21.91%
Industrial	16.46
Consumer, Non-cyclical	15.67
Consumer, Cyclical	13.13
Technology	9.53
Energy	4.79
Basic Materials	4.55
Utilities	4.02
Communications	2.30
Short Term Investments	7.64
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(1/01/15)	(6/30/15)	(1/01/15 – 6/30/15)

Institutional Class
Actual	$1,000.00	$1,004.00	$0.40*

Hypothetical (5% return before expenses)	$1,000.00	$1,007.16	$1.20*

Initial Class
Actual	$1,000.00	$1,038.40	$3.06**

Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.03**

* Expenses are equal to the Fund’s annualized expense ratio of 0.25% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect share class’s inception date of May 1, 2015 through June 30, 2015.

** Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 4.80%
43,021	Albemarle Corp	$2,377,771
23,821	Ashland Inc	2,903,780
24,221	Cabot Corp	903,201
19,350	Carpenter Technology Corp	748,458
64,744	Chemours Co (a)	1,035,904
45,154	Commercial Metals Co	726,076
12,960	Compass Minerals International Inc	1,064,534
27,627	Cytec Industries Inc	1,672,262
24,593	Domtar Corp	1,018,150
13,404	Minerals Technologies Inc	913,215
4,091	NewMarket Corp	1,815,954
29,541	Olin Corp	796,130
33,846	PolyOne Corp	1,325,748
28,488	Reliance Steel & Aluminum Co	1,722,954
24,756	Royal Gold Inc	1,524,722
51,307	RPM International Inc	2,512,504
18,306	Sensient Technologies Corp	1,251,032
93,456	Steel Dynamics Inc	1,935,941
55,314	United States Steel Corp (b)	1,140,575
28,682	Valspar Corp	2,346,761
19,592	Worthington Industries Inc	588,936

		30,324,608

Communications — 2.42%
22,918	AMC Networks Inc Class A (a)	1,875,838
51,361	ARRIS Group Inc (a)	1,571,647
45,175	Ciena Corp (a)	1,069,744
14,882	FactSet Research Systems Inc	2,418,474
13,838	InterDigital Inc	787,244
89,685	JDS Uniphase Corp (a)	1,038,552
17,899	John Wiley & Sons Inc Class A	973,169
14,143	Meredith Corp	737,557
21,638	NeuStar Inc Class A (a)(b)	632,046
50,966	New York Times Co Class A	695,686
14,819	Plantronics Inc	834,458
51,654	Polycom Inc (a)	590,922
37,348	Telephone & Data Systems Inc	1,098,031
41,655	Time Inc	958,481

		15,281,849

Consumer, Cyclical — 13.85%
26,949	Abercrombie & Fitch Co Class A (b)	579,673
28,012	Advance Auto Parts Inc (c)	4,462,032
49,609	Alaska Air Group Inc (c)	3,196,308
66,715	American Eagle Outfitters Inc	1,148,832
17,594	Ann Inc (a)	849,614
51,003	Ascena Retail Group Inc (a)	849,455
20,643	Big Lots Inc	928,729
23,419	Brinker International Inc	1,350,105
35,851	Brunswick Corp	1,823,382
7,302	Buffalo Wild Wings Inc (a)	1,144,150
18,134	Cabela’s Inc Class A (a)(b)	906,337
20,033	Carter’s Inc	2,129,508
15,006	Casey’s General Stores Inc	1,436,675
17,747	Cheesecake Factory Inc	967,833
54,237	Chico’s FAS Inc	901,961

Shares		Fair Value

Consumer, Cyclical — (continued)
40,135	Cinemark Holdings Inc	$1,612,223
44,086	Copart Inc (a)	1,564,171
29,305	CST Brands Inc	1,144,653
62,592	Dana Holding Corp	1,288,143
12,785	Deckers Outdoor Corp (a)	920,137
37,210	Dick’s Sporting Goods Inc	1,926,362
21,350	Domino’s Pizza Inc (b)	2,421,090
27,844	DreamWorks Animation SKG Inc Class A (a)(b)	734,525
36,841	Dunkin’ Brands Group Inc	2,026,255
53,535	Foot Locker Inc (c)	3,587,380
24,814	Guess? Inc (b)	475,684
23,085	Herman Miller Inc	667,849
16,802	HNI Corp	859,422
12,566	HSN Inc	882,008
59,318	Ingram Micro Inc Class A (a)(b)	1,484,730
10,405	International Speedway Corp Class A	381,551
68,743	Jarden Corp (a)(c)	3,557,450
115,962	JC Penney Co Inc (a)(b)	982,198
100,509	JetBlue Airways Corp (a)	2,086,567
48,362	Kate Spade & Co (a)	1,041,718
35,474	KB Home (b)	588,868
116,540	LKQ Corp (a)(c)	3,524,752
15,292	MDC Holdings Inc (b)	458,301
19,269	MSC Industrial Direct Co Inc Class A	1,344,398
1,492	NVR Inc (a)	1,999,280
190,772	Office Depot Inc (a)	1,652,086
9,667	Panera Bread Co Class A (a)(b)	1,689,502
23,383	Polaris Industries Inc (c)	3,463,256
16,885	Scotts Miracle-Gro Co Class A	999,761
30,713	Signet Jewelers Ltd (c)	3,938,635
15,665	Skechers U.S.A. Inc Class A (a)	1,719,860
23,629	Tempur Sealy International Inc (a)	1,557,151
17,658	Thor Industries Inc	993,792
61,345	Toll Brothers Inc (a)	2,342,766
19,161	Tupperware Brands Corp (b)	1,236,651
24,254	Vista Outdoor Inc (a)	1,089,005
10,647	Watsco Inc	1,317,460
104,814	Wendy’s Co (b)	1,182,302
32,853	Williams-Sonoma Inc	2,702,816
27,366	World Fuel Services Corp	1,312,200

		87,431,552

Consumer, Non-cyclical — 16.53%
24,955	Aaron’s Inc	903,621
30,618	Akorn Inc (a)	1,336,782
28,115	Align Technology Inc (a)	1,763,092
37,195	Apollo Education Group Inc Class A (a)	479,072
165,135	Avon Products Inc	1,033,745
7,856	Bio-Rad Laboratories Inc Class A (a)	1,183,192
14,101	Bio-Techne Corp	1,388,525
3,452	Boston Beer Co Inc Class A (a)	800,829
12,729	CEB Inc	1,108,187
45,540	Centene Corp (a)(c)	3,661,416

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Consumer, Non-cyclical — (continued)
17,972	Charles River Laboratories International Inc (a)	$1,264,150
50,423	Church & Dwight Co Inc (c)	4,090,818
45,534	Community Health Systems Inc (a)	2,867,276
18,733	Cooper Cos Inc	3,333,912
36,545	Dean Foods Co	590,933
19,220	Deluxe Corp	1,191,640
22,246	DeVry Education Group Inc	666,935
71,588	Flowers Foods Inc	1,514,086
16,058	FTI Consulting Inc (a)	662,232
31,842	Gartner Inc Class A (a)	2,731,407
25,425	Global Payments Inc	2,630,216
1,714	Graham Holdings Co Class B	1,842,636
39,598	Hain Celestial Group Inc (a)	2,607,924
17,778	Halyard Health Inc (a)	720,009
29,823	Health Net Inc (a)	1,912,251
21,786	Hill-Rom Holdings Inc	1,183,633
34,335	HMS Holdings Corp (a)	589,532
94,221	Hologic Inc (a)(c)	3,586,051
36,168	IDEXX Laboratories Inc (a)	2,319,816
27,447	Ingredion Inc	2,190,545
7,534	Lancaster Colony Corp	684,464
17,162	LifePoint Hospitals Inc (a)	1,492,236
56,496	Live Nation Entertainment Inc (a)	1,553,075
30,038	ManpowerGroup Inc	2,684,796
35,847	MEDNAX Inc (a)	2,656,621
15,453	Molina Healthcare Inc (a)	1,086,346
37,215	Omnicare Inc (c)	3,507,514
24,206	Owens & Minor Inc	823,004
20,934	Post Holdings Inc (a)(b)	1,128,971
20,528	Rent-A-Center Inc	581,969
53,877	ResMed Inc	3,037,047
36,616	Rollins Inc	1,044,655
79,623	RR Donnelley & Sons Co (b)	1,387,829
49,932	SEI Investments Co	2,448,166
77,875	Service Corp International	2,291,861
21,463	Sirona Dental Systems Inc (a)	2,155,314
23,358	Sotheby’s	1,056,716
23,131	STERIS Corp	1,490,562
80,013	SUPERVALU Inc (a)	647,305
16,043	Teleflex Inc	2,173,024
20,663	Thoratec Corp (a)	920,950
8,117	Tootsie Roll Industries Inc (b)	262,260
26,656	Towers Watson & Co Class A (c)	3,353,325
16,249	TreeHouse Foods Inc (a)	1,316,656
18,993	United Natural Foods Inc (a)	1,209,474
17,683	United Therapeutics Corp (a)	3,075,958
31,787	VCA Antech Inc (a)	1,729,372
17,062	WellCare Health Plans Inc (a)	1,447,369
14,725	WEX Inc (a)	1,678,208
67,519	WhiteWave Foods Co Class A (a)(c)	3,300,329

		104,379,839

Energy — 5.05%
23,118	Atwood Oceanics Inc	611,240
117,262	California Resources Corp	708,262
136,413	Denbury Resources Inc (b)	867,587
29,414	Dresser-Rand Group Inc (a)	2,505,484
14,946	Dril-Quip Inc (a)	1,124,686

Shares		Fair Value

Energy — (continued)
30,446	Energen Corp	$2,079,462
40,711	Gulfport Energy Corp (a)	1,638,618
37,993	Helix Energy Solutions Group Inc (a)(b)	479,852
75,178	HollyFrontier Corp	3,209,349
16,345	Murphy USA Inc (a)	912,378
112,831	Nabors Industries Ltd	1,628,151
40,729	NOW Inc (a)(b)	810,914
37,783	Oceaneering International Inc	1,760,310
19,872	Oil States International Inc (a)	739,835
56,444	Patterson-UTI Energy Inc	1,061,994
62,351	QEP Resources Inc	1,154,117
28,537	Rosetta Resources Inc (a)	660,346
47,547	Rowan Cos PLC Class A	1,003,717
25,615	SM Energy Co	1,181,364
112,388	SunEdison Inc (a)(b)(c)	3,361,525
57,787	Superior Energy Services Inc	1,215,838
31,535	Talen Energy Corp (a)	541,141
18,016	Unit Corp (a)	488,594
27,231	Western Refining Inc	1,187,816
77,514	WPX Energy Inc (a)	951,872

		31,884,452

Financial — 23.11%
17,601	Alexander & Baldwin Inc	693,479
27,635	Alexandria Real Estate Equities Inc REIT	2,416,957
6,136	Alleghany Corp (a)	2,876,311
43,464	American Campus Communities Inc REIT	1,638,158
28,206	American Financial Group Inc	1,834,518
64,149	Arthur J Gallagher & Co	3,034,248
23,656	Aspen Insurance Holdings Ltd	1,133,122
59,190	Associated Banc-Corp	1,199,781
33,149	BancorpSouth Inc	853,918
16,607	Bank of Hawaii Corp	1,107,355
27,267	Bank of the Ozarks Inc	1,247,465
77,735	BioMed Realty Trust Inc REIT	1,503,395
44,683	Brown & Brown Inc	1,468,283
33,274	Camden Property Trust REIT	2,471,593
28,693	Cathay General Bancorp	931,088
31,872	CBOE Holdings Inc	1,823,716
18,717	City National Corp	1,691,830
76,034	CNO Financial Group Inc	1,395,224
32,351	Commerce Bancshares Inc (b)	1,513,056
45,727	Communications Sales & Leasing Inc REIT (a)	1,130,371
34,569	CoreLogic Inc (a)	1,372,044
36,832	Corporate Office Properties Trust REIT	867,025
45,316	Corrections Corp of America REIT	1,499,053
21,269	Cullen/Frost Bankers Inc	1,671,318
53,124	Douglas Emmett Inc REIT	1,431,161
132,260	Duke Realty Corp REIT	2,456,068
55,881	East West Bancorp Inc	2,504,586
44,927	Eaton Vance Corp	1,757,994
31,357	Equity One Inc REIT	731,872
17,130	Everest Re Group Ltd	3,117,831
42,400	Extra Space Storage Inc REIT	2,765,328

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Financial — (continued)
26,314	Federal Realty Investment Trust REIT (c)	$3,370,560
36,235	Federated Investors Inc Class B	1,213,510
41,972	First American Financial Corp	1,561,778
90,173	First Horizon National Corp	1,413,011
136,368	First Niagara Financial Group Inc	1,287,314
63,694	FirstMerit Corp	1,326,746
69,185	Fulton Financial Corp	903,556
71,477	Glimcher Realty Trust REIT	967,084
30,709	Hancock Holding Co	979,924
17,068	Hanover Insurance Group Inc	1,263,544
36,613	HCC Insurance Holdings Inc	2,813,343
35,921	Highwoods Properties Inc REIT	1,435,044
22,414	Home Properties Inc REIT	1,637,343
58,031	Hospitality Properties Trust REIT	1,672,453
22,294	International Bancshares Corp	599,040
56,250	Janus Capital Group Inc	963,000
17,191	Jones Lang LaSalle Inc	2,939,661
19,398	Kemper Corp	747,793
33,632	Kilroy Realty Corp REIT	2,258,389
30,904	Lamar Advertising Co REIT Class A	1,776,362
43,741	LaSalle Hotel Properties REIT	1,551,056
57,793	Liberty Property Trust REIT	1,862,090
32,307	Mack-Cali Realty Corp REIT	595,418
14,081	Mercury General Corp (b)	783,608
28,907	Mid-America Apartment Communities Inc REIT	2,104,719
51,179	National Retail Properties Inc REIT	1,791,777
169,679	New York Community Bancorp Inc (b)	3,118,700
91,476	Old Republic International Corp	1,429,770
61,420	Omega Healthcare Investors Inc REIT (b)	2,108,549
37,389	PacWest Bancorp	1,748,310
15,663	Potlatch Corp REIT	553,217
19,873	Primerica Inc	907,997
22,886	Prosperity Bancshares Inc	1,321,438
49,382	Raymond James Financial Inc	2,942,180
48,768	Rayonier Inc REIT	1,246,022
36,129	Regency Centers Corp REIT	2,130,888
25,401	Reinsurance Group of America Inc	2,409,793
17,810	RenaissanceRe Holdings Ltd	1,807,893
90,965	Senior Housing Properties Trust REIT	1,596,436
19,610	Signature Bank (a)	2,870,708
164,760	SLM Corp (a)	1,626,181
16,021	StanCorp Financial Group Inc	1,211,348
25,921	Stifel Financial Corp (a)	1,496,679
19,768	SVB Financial Group (a)	2,846,197
51,689	Synovus Financial Corp	1,593,055
36,601	Tanger Factory Outlet Centers Inc REIT	1,160,252
24,026	Taubman Centers Inc REIT	1,669,807
64,501	TCF Financial Corp	1,071,362
26,025	Trustmark Corp	650,105
99,197	UDR Inc REIT	3,177,280
85,407	Umpqua Holdings Corp	1,536,472

Shares		Fair Value

Financial — (continued)
35,738	Urban Edge Properties REIT	$742,993
85,413	Valley National Bancorp	880,608
32,633	Waddell & Reed Financial Inc Class A	1,543,867
36,370	Washington Federal Inc	849,239
34,849	Webster Financial Corp	1,378,278
43,538	Weingarten Realty Investors REIT	1,423,257
42,910	WisdomTree Investments Inc (b)	942,518
38,182	WR Berkley Corp	1,982,791

		145,930,461

Industrial — 17.35%
16,628	Acuity Brands Inc	2,992,707
57,608	AECOM Technology Corp (a)	1,905,673
30,546	AGCO Corp	1,734,402
28,953	AO Smith Corp	2,084,037
24,239	AptarGroup Inc	1,545,721
36,712	Arrow Electronics Inc (a)	2,048,530
52,339	Avnet Inc	2,151,656
40,664	B/E Aerospace Inc	2,232,454
16,533	Belden Inc	1,342,976
37,700	Bemis Co Inc	1,696,877
25,004	Carlisle Cos Inc	2,503,401
19,073	CLARCOR Inc	1,187,104
20,377	Clean Harbors Inc (a)	1,095,060
33,727	Cognex Corp	1,622,269
22,247	Con-way Inc	853,617
18,574	Crane Co	1,090,851
48,183	Donaldson Co Inc (b)	1,724,951
19,084	Eagle Materials Inc	1,456,682
23,812	Energizer Holdings Inc (a)(c)	3,132,469
11,817	Esterline Technologies Corp (a)	1,126,633
16,100	FEI Co	1,335,173
60,848	Fortune Brands Home & Security Inc	2,788,055
16,848	GATX Corp	895,471
19,872	Genesee & Wyoming Inc Class A (a)	1,513,849
112,003	Gentex Corp	1,839,089
22,391	Graco Inc	1,590,433
14,046	Granite Construction Inc	498,773
13,227	Greif Inc Class A	474,188
20,369	Hubbell Inc Class B	2,205,555
18,541	Huntington Ingalls Industries Inc Class A	2,087,531
30,023	IDEX Corp	2,359,207
34,556	ITT Corp	1,445,823
75,002	Jabil Circuit Inc	1,596,793
55,859	KBR Inc	1,088,133
30,529	Kennametal Inc	1,041,649
64,672	Keysight Technologies Inc (a)	2,017,120
21,590	Kirby Corp (a)	1,655,089
20,273	KLX Inc (a)	894,648
33,012	Knowles Corp (a)(b)	597,517
17,265	Landstar System Inc	1,154,511
15,812	Lennox International Inc	1,702,794
28,939	Lincoln Electric Holdings Inc	1,762,096
54,399	Louisiana-Pacific Corp (a)(b)	926,415

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Industrial — (continued)
10,778	Mettler-Toledo International Inc (a)(c)	$3,680,256
12,127	MSA Safety Inc	588,281
38,461	National Instruments Corp	1,133,061
21,734	Nordson Corp	1,692,861
26,205	Old Dominion Freight Line Inc (a)	1,797,794
22,995	Orbital ATK Inc	1,686,913
29,671	Oshkosh Corp	1,257,457
38,251	Packaging Corp of America	2,390,305
16,983	Regal-Beloit Corp	1,232,796
16,108	Silgan Holdings Inc	849,858
39,042	Sonoco Products Co	1,673,340
15,567	SPX Corp	1,126,895
14,101	Tech Data Corp (a)	811,654
13,689	Teledyne Technologies Inc (a)	1,444,326
40,370	Terex Corp	938,603
18,179	Tidewater Inc (b)	413,209
28,314	Timken Co	1,035,443
14,681	Timken Steel Corp	396,240
99,459	Trimble Navigation Ltd (a)	2,333,308
59,038	Trinity Industries Inc	1,560,374
19,173	Triumph Group Inc	1,265,226
9,122	Valmont Industries Inc (b)	1,084,332
52,230	Vishay Intertechnology Inc	610,046
36,916	Wabtec Corp (c)	3,478,964
47,583	Waste Connections Inc	2,242,111
17,439	Werner Enterprises Inc	457,774
22,000	Woodward Inc	1,209,780
19,754	Zebra Technologies Corp Class A (a)	2,193,682

		109,582,871

Technology — 10.05%
39,712	3D Systems Corp (a)(b)	775,178
45,345	ACI Worldwide Inc (a)	1,114,127
29,855	Acxiom Corp (a)	524,851
245,010	Advanced Micro Devices Inc (a)(b)	588,024
17,433	Advent Software Inc	770,713
64,888	Allscripts Healthcare Solutions Inc (a)	887,668
34,511	ANSYS Inc (a)	3,148,784
161,583	Atmel Corp	1,592,401
46,370	Broadridge Financial Solutions Inc ADR	2,318,964
112,201	Cadence Design Systems Inc (a)	2,205,872
61,668	CDK Global Inc (c)	3,328,839
16,344	CommVault Systems Inc (a)	693,149
37,838	Convergys Corp	964,491
42,383	Cree Inc (a)(b)	1,103,229
126,689	Cypress Semiconductor Corp	1,489,863
24,716	Diebold Inc	865,060
11,001	DST Systems Inc	1,385,906
12,122	Fair Isaac Corp	1,100,435
44,723	Fairchild Semiconductor International Inc (a)	777,286
54,407	Fortinet Inc (a)	2,248,641
40,157	Informatica Corp (a)	1,946,410
56,358	Integrated Device Technology Inc (a)	1,222,969

Shares		Fair Value

Technology — (continued)
50,618	Intersil Corp Class A	$633,231
13,528	IPG Photonics Corp (a)(b)	1,152,247
31,599	Jack Henry & Associates Inc	2,044,455
23,665	Leidos Holdings Inc	955,356
23,824	Lexmark International Inc Class A	1,053,021
28,170	Manhattan Associates Inc (a)	1,680,340
25,497	MAXIMUS Inc	1,675,918
38,429	Mentor Graphics Corp	1,015,678
43,102	MSCI Inc Class A	2,652,928
64,746	NCR Corp (a)	1,948,855
44,470	PTC Inc (a)	1,824,159
45,275	Rackspace Hosting Inc (a)	1,683,777
33,974	Rovi Corp (a)	541,885
15,437	Science Applications International Corp	815,845
15,154	Silicon Laboratories Inc (a)	818,467
25,559	SolarWinds Inc (a)(b)	1,179,037
25,526	Solera Holdings Inc	1,137,439
59,818	Synopsys Inc (a)	3,029,782
82,678	Teradyne Inc	1,594,859
13,030	Tyler Technologies Inc (a)	1,685,821
11,053	Ultimate Software Group Inc (a)	1,816,450
44,263	VeriFone Systems Inc (a)	1,503,171

		63,495,581

Utilities — 4.24%
43,153	Alliant Energy Corp	2,490,791
68,517	Aqua America Inc	1,677,981
39,042	Atmos Energy Corp	2,002,074
17,066	Black Hills Corp	744,931
22,975	Cleco Corp	1,237,204
59,861	Great Plains Energy Inc	1,446,242
41,001	Hawaiian Electric Industries Inc	1,218,960
19,379	IDACORP Inc	1,087,937
75,444	MDU Resources Group Inc	1,473,421
32,634	National Fuel Gas Co (b)	1,921,816
76,558	OGE Energy Corp	2,187,262
19,924	ONE Gas Inc	847,965
30,437	PNM Resources Inc	748,750
66,615	Questar Corp	1,392,920
66,303	UGI Corp	2,284,138
31,367	Vectren Corp	1,207,002
51,153	Westar Energy Inc	1,750,456
18,905	WGL Holdings Inc	1,026,353

		26,746,203

TOTAL COMMON STOCK — 97.40% (Cost $508,087,999)		$615,057,416

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.39%
$2,900,000	Federal Home Loan Bank
	0.04%, 07/08/2015	2,899,980

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency Bonds and Notes — (continued)
$12,191,000	Federal Home Loan Mortgage Corp
	0.01%, 07/01/2015	$12,191,000

		15,090,980

U.S. Treasury Bonds and Notes — 0.12%
	U.S. Treasury Bills(d)
725,000	0.06%, 12/10/2015	724,823
20,000	0.10%, 09/17/2015	19,996

		744,819

Repurchase Agreements — 4.35%
6,517,663	Undivided interest of 13.84% in a repurchase agreement (principal amount/value $47,085,288 with a maturity value of $47,085,471) with TD Securities (USA) Inc, 0.14%, dated 6/30/15 to be repurchased at $6,517,663 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 6/23/16 - 11/1/47, with a value of $48,026,994. (e)	6,517,663

6,517,663	Undivided interest of 14.02% in a repurchase agreement (principal amount/value $46,476,668 with a maturity value of $46,476,823) with Scotia Capital (USA) Inc, 0.12%, dated 6/30/15 to be repurchased at $6,517,663 on 7/1/15 collateralized by cash, a U.S. Treasury security and various U.S. Government Agency securities, 1.63% - 5.50%, 2/13/17 - 9/20/61, with a value of $47,392,605. (e)	6,517,663

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$1,372,064	Undivided interest of 7.06% in a repurchase agreement (principal amount/value $19,438,818 with a maturity value of $19,438,867) with BNP Paribas Securities Corp, 0.09%, dated 6/30/15 to be repurchased at $1,372,064 on 7/1/15 collateralized by U.S. Treasury securities, 0.00% - 6.50%, 8/15/15 - 11/15/44, with a value of $19,827,594. (e)	$1,372,064

6,517,663	Undivided interest of 7.66% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,752) with HSBC Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $6,517,663 on 7/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 7/15/15 - 1/15/37, with a value of $86,800,807. (e)	6,517,663

6,517,663	Undivided interest of 7.66% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,847) with Citigroup Global Markets Inc, 0.14%, dated 6/30/15 to be repurchased at $6,517,663 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.50%, 11/15/16 - 7/1/45, with a value of $86,800,489. (e)	6,517,663

		27,442,716

TOTAL SHORT TERM INVESTMENTS — 6.86% (Cost $43,278,515)		$43,278,515

TOTAL INVESTMENTS — 104.26% (Cost $551,366,514)		$658,335,931

OTHER ASSETS & LIABILITIES, NET — (4.26)%		$(26,897,420)

TOTAL NET ASSETS — 100.00%		$631,438,511

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2015.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	111	USD	$16,628,910	September 2015	$(245,416)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West S&P Mid Cap 400® Index Fund

ASSETS:
Investments in securities, fair value (including $26,717,955 of securities on loan)(a)	$630,893,215
Repurchase agreements, fair value(b)	27,442,716
Cash	645,737
Subscriptions receivable	1,063,737
Receivable for investments sold	7,906,477
Variation margin on futures contracts	13,129
Dividends receivable	580,401

Total Assets	668,545,412

LIABILITIES:
Payable to investment adviser	139,870
Payable for administrative services fees	75,102
Payable upon return of securities loaned	27,442,716
Redemptions payable	1,093,238
Payable for investments purchased	8,355,975

Total Liabilities	37,106,901

NET ASSETS	$631,438,511

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,480,698
Paid-in capital in excess of par	486,673,872
Net unrealized appreciation	106,724,001
Undistributed net investment income	307,414
Accumulated net realized gain	32,252,526

NET ASSETS	$631,438,511

NET ASSETS BY CLASS
Initial Class	$245,061,881

Institutional Class	$386,376,630

CAPITAL STOCK:
Authorized
Initial Class	27,500,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	16,133,047
Institutional Class	38,673,930

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$15.19

Institutional Class	$9.99

(a) Cost of investments	$523,923,798
(b) Cost of repurchase agreements	$27,442,716

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West S&P Mid Cap 400® Index Fund

INVESTMENT INCOME:
Interest	$1,045
Income from securities lending	179,852
Dividends	4,542,235

Total Income	4,723,132

EXPENSES:
Management fees	1,414,770
Administrative services fees - Initial Class	141,788

Total Expenses	1,556,558

NET INVESTMENT INCOME	3,166,574

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	21,303,444
Net realized gain on futures contracts	1,122,300

Net Realized Gain	22,425,744

Net change in unrealized depreciation on investments	(3,339,344)
Net change in unrealized depreciation on futures contracts	(338,469)

Net Change in Unrealized Depreciation	(3,677,813)

Net Realized and Unrealized Gain	18,747,931

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,914,505

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West S&P Mid Cap 400® Index Fund

OPERATIONS:
Net investment income	$3,166,574	$5,018,700
Net realized gain	22,425,744	27,888,166
Net change in unrealized appreciation (depreciation)	(3,677,813)	13,867,523

Net Increase in Net Assets Resulting from Operations	21,914,505	46,774,389

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(874,461)	(7,446,740)
Institutional Class	(1,984,699)	N/A

From net investment income	(2,859,160)	(7,446,740)

From net realized gains
Initial Class	–	(18,485,571)

From net realized gains	0	(18,485,571)

Total Distributions	(2,859,160)	(25,932,311)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	131,115,243	233,905,886
Institutional Class	399,264,746	N/A
Shares issued in reinvestment of distributions
Initial Class	874,461	25,932,311
Institutional Class	1,984,699	N/A
Shares redeemed
Initial Class	(451,180,418)	(166,922,512)
Institutional Class	(14,639,620)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	67,419,111	92,915,685

Total Increase in Net Assets	86,474,456	113,757,763

NET ASSETS:
Beginning of period	544,964,055	431,206,292

End of period(a)	$631,438,511	$544,964,055

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	8,623,070	16,147,855
Institutional Class	39,915,053	N/A
Shares issued in reinvestment of distributions
Initial Class	56,163	1,737,526
Institutional Class	193,818	N/A
Shares redeemed
Initial Class	(29,674,681)	(11,337,204)
Institutional Class	(1,434,941)	N/A

Net Increase	17,678,482	6,548,177

(a) Including undistributed net investment income:	$307,414	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West S&P Mid Cap 400® Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$14.68		$14.10		$10.97		$9.59		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(b)	0.14	(b)	0.13	(b)	0.13	(b)	0.07
Net realized and unrealized gain (loss)	0.50		1.17		3.45		1.50		(0.41)

Total From Investment Operations	0.57		1.31		3.58		1.63		(0.34)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.21)		(0.21)		(0.16)		(0.07)
From net realized gains	–		(0.52)		(0.24)		(0.09)		–

Total Distributions	(0.06)		(0.73)		(0.45)		(0.25)		(0.07)

NET ASSET VALUE, END OF PERIOD	$15.19		$14.68		$14.10		$10.97		$9.59

TOTAL RETURN(c)	3.84%	(d)	9.21%		32.71%		17.12%		(3.36%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$245,062		$544,964		$431,206		$255,718		$112,715
Ratio of expenses to average net assets	0.60%	(e)	0.60%		0.60%		0.60%		0.60%	(e)
Ratio of net investment income to average net assets	0.91%	(e)	0.98%		0.97%		1.24%		0.86%	(e)
Portfolio turnover rate(f)	13%	(d)	20%		13%		10%		16%	(d)

(a)	The Fund’s inception date was January 20, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West S&P Mid Cap 400® Index Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.03
Net realized and unrealized gain	0.01

Total From Investment Operations	0.04

LESS DISTRIBUTIONS:
From net investment income	(0.05)

Total Distributions	(0.05)

NET ASSETS VALUE, END OF PERIOD	$9.99

TOTAL RETURN(c)	0.40%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$386,377
Ratio of expenses to average net assets	0.25%	(e)
Ratio of net investment income to average net assets	1.62%	(e)
Portfolio turnover rate(f)	13%	(d)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not

Semi-Annual Report - June 30, 2015

available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Semi-Annual Report - June 30, 2015

		Level 1		Level 2		Level 3		Total
Assets

Investments, at fair value:
Common Stock	$	615,057,416	$	—	$	—	$	615,057,416
Short Term Investments		—		43,278,515		—		43,278,515

Total Assets	$	615,057,416	$	43,278,515	$	0	$	658,335,931

Liabilities

Other Financial Investments:
Futures Contracts(a)	$	(245,416)	$	—	$	—	$	(245,416)

Total Liabilities	$	(245,416)	$	0	$	0	$	(245,416)

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

Semi-Annual Report - June 30, 2015

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$551,843,863

Gross unrealized appreciation on investments	135,156,035
Gross unrealized depreciation on investments	(28,663,967)

Net unrealized appreciation on investments	$106,492,068

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2. RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Semi-Annual Report - June 30, 2015

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 81 futures contracts for the reporting period.

Valuation of derivative investments as of June 30, 2015 is as follows:

Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value

Equity contracts (futures contracts)	Net unrealized depreciation	$(245,416)(a)

(a)	Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the period ended June 30, 2015 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,122,300	Net change in unrealized depreciation on futures contracts	$(338,469)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $134,354,948 and $77,805,545, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Semi-Annual Report - June 30, 2015

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2015 the Fund had securities on loan valued at $26,717,955 and received collateral of $27,442,716 for such loan which was invested in repurchase agreements collateralized by cash, U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West S&P Mid Cap 400 Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses.

The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one- and three-year periods ended December 31, 2014. The Board only assessed short-term performance due to the Fund’s inception in January 2011. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.

The Board noted that, although the Fund underperformed its index for the annualized one- and three-year periods ended December 31, 2014, the Fund was in the second quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the same periods. The Board concluded it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were the highest in comparison to the contractual management fees of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was less than the average and the same as the median management fee less estimated intermediary fees of its peer group of funds. The Board further noted that, although the Fund’s total annual operating expense ratio was greater than the average and median of its peer universe, the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and lower than the average and median of its peer group.

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.              CODE OF ETHICS.

Not required in filing.

ITEM 3.              AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.              PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.              AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.              INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.              DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.              PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.              PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a) (1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

     (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015